Summary of Significant Accounting Policies - Schedule of Earnings Per Share Basic and Diluted (Detail) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Common Class A [Member]
Class of Stock [Line Items]
Allocation of net income (loss), basic	$ 2,016,703			$ 1,617,743
Allocation of net income (loss), diluted	$ 2,016,703			$ 1,589,219
Basic weighted average ordinary shares outstanding	23,000,000			15,121,547
Diluted weighted average ordinary shares outstanding	23,000,000			15,121,547
Basic and diluted net loss per ordinary share	$ 0.09			$ 0.11
Diluted net income (loss) per ordinary share	$ 0.09			$ 0.11
Common Class B [Member]
Class of Stock [Line Items]
Allocation of net income (loss), basic	$ 864,301	$ (10,102)	$ (35,924)	$ 1,007,426
Allocation of net income (loss), diluted	$ 864,301	$ (10,102)	$ (35,924)	$ 1,035,950
Basic weighted average ordinary shares outstanding	9,857,142	8,571,428	7,582,417	9,416,732	8,571,428 [1]
Diluted weighted average ordinary shares outstanding	9,857,142	9,857,142	8,719,779	9,857,142	8,571,428
Basic and diluted net loss per ordinary share	$ 0.09	$ 0	$ 0	$ 0.11	$ (0.01)
Diluted net income (loss) per ordinary share	$ 0.09	$ 0	$ 0	$ 0.11	$ (0.01)

[1]	This number includes up to 1,285,714 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.